Form N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Aug. 31, 2026